Interest-bearing loans and borrowings - Schedule and maturity of borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	$ 930,713	$ 1,696,280
New loans	2,722,857	2,696,439
Scheduled repayments	(588,782)	(638,811)
Early repayments	(999,690)	(2,861,080)
Acquisitions through business combinations (Note 26)	568,520
Remeasurement		27,158
Other changes	(4,989)	8,100
Disposals through sale of subsidiary	(1,137)
Translation differences	(5,237)	2,627
Carrying amount of liability at the end of the period	2,622,255	930,713
More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	82,746	221,345
Carrying amount of liability at the end of the period	889,221	82,746
Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	552,319	1,317,288
Carrying amount of liability at the end of the period	1,429,347	552,319
More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	635,065	1,538,633
Carrying amount of liability at the end of the period	2,318,568	635,065
Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	295,648	157,647
Carrying amount of liability at the end of the period	303,687	295,648
Bank loans
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	528,359	1,333,183
New loans	1,971,542	2,124,850
Scheduled repayments	(177,638)	(72,644)
Early repayments	(999,690)	(2,861,080)
Acquisitions through business combinations (Note 26)	332,529
Remeasurement		0
Other changes	(1,429)	4,050
Disposals through sale of subsidiary	0
Translation differences	(867)	0
Carrying amount of liability at the end of the period	1,652,806	528,359
Bank loans | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	30,203	221,304
Carrying amount of liability at the end of the period	360,928	30,203
Bank loans | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	332,032	1,042,938
Carrying amount of liability at the end of the period	1,089,941	332,032
Bank loans | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	362,235	1,264,242
Carrying amount of liability at the end of the period	1,450,869	362,235
Bank loans | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	166,124	68,941
Carrying amount of liability at the end of the period	201,937	166,124
Other notes
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	201,952	197,556
New loans	0	0
Scheduled repayments	0	0
Early repayments	0	0
Acquisitions through business combinations (Note 26)	0
Remeasurement		0
Other changes	668	4,396
Disposals through sale of subsidiary	0
Translation differences	0	0
Carrying amount of liability at the end of the period	202,620	201,952
Other notes | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	0	0
Carrying amount of liability at the end of the period	0	0
Other notes | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	198,219	197,556
Carrying amount of liability at the end of the period	198,887	198,219
Other notes | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	198,219	197,556
Carrying amount of liability at the end of the period	198,887	198,219
Other notes | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	3,733	0
Carrying amount of liability at the end of the period	3,733	3,733
Lease liabilities
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	36,856	28,679
New loans	332	2,312
Scheduled repayments	(33,604)	(21,311)
Early repayments	0	0
Acquisitions through business combinations (Note 26)	1,500
Remeasurement		27,158
Other changes	(171)	0
Disposals through sale of subsidiary	(1,137)
Translation differences	(32)	18
Carrying amount of liability at the end of the period	3,744	36,856
Lease liabilities | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	206	41
Carrying amount of liability at the end of the period	184	206
Lease liabilities | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	3,157	5,783
Carrying amount of liability at the end of the period	1,267	3,157
Lease liabilities | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	3,363	5,824
Carrying amount of liability at the end of the period	1,451	3,363
Lease liabilities | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	33,493	22,855
Carrying amount of liability at the end of the period	2,293	33,493
Other borrowings
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	163,546	136,862
New loans	750,983	569,277
Scheduled repayments	(377,540)	(544,856)
Early repayments	0	0
Acquisitions through business combinations (Note 26)	234,491
Remeasurement		0
Other changes	(4,057)	(346)
Disposals through sale of subsidiary	0
Translation differences	(4,338)	2,609
Carrying amount of liability at the end of the period	763,085	163,546
Other borrowings | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	52,337	0
Carrying amount of liability at the end of the period	528,109	52,337
Other borrowings | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	18,911	71,011
Carrying amount of liability at the end of the period	139,252	18,911
Other borrowings | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	71,248	71,011
Carrying amount of liability at the end of the period	667,361	71,248
Other borrowings | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	92,298	65,851
Carrying amount of liability at the end of the period	$ 95,724	$ 92,298